Investments in Associates and Joint Ventures - Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
K Bank Inc. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Percentage of non-voting convertible stock are excluded	12.10%